CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total Renren Inc.'s equity [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]	Class A ordinary shares [Member] Ordinary shares [Member]	Class B ordinary shares [Member] Ordinary shares [Member]
Balance at Dec. 31, 2013	$ 1,270,268	$ 1,270,145	$ 1,285,283	$ (197,726)	$ 6,712	$ 174,781	$ 123	$ 790	$ 305
Balance (in shares) at Dec. 31, 2013								789,976,372	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	23,604	23,604	23,604
Other comprehensive income (loss)	(167,007)	(167,007)				(167,007)
Net income (loss)	60,078	60,460		60,460			(382)
Exercise of share option and restricted shares vesting	2,759	2,759	2,748					$ 11
Exercise of share option and restricted shares vesting (in shares)								10,792,736
Repurchase of ordinary shares	(87,323)	(87,323)	(87,242)					$ (81)
Repurchase of ordinary shares (in shares)								(80,728,137)
Balance at Dec. 31, 2014	1,102,379	1,102,638	1,224,393	(137,266)	6,712	7,774	(259)	$ 720	$ 305
Balance (in shares) at Dec. 31, 2014								720,040,971	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	28,241	28,241	28,241
Other comprehensive income (loss)	29,350	29,350				29,350
Net income (loss)	(221,657)	(220,128)		(220,128)			(1,529)
Exercise of share option and restricted shares vesting	1,367	1,367	1,362					$ 5
Exercise of share option and restricted shares vesting (in shares)								5,236,230
Repurchase of ordinary shares	(10,292)	(10,292)	(10,281)					$ (11)
Repurchase of ordinary shares (in shares)								(10,912,110)
Purchase of noncontrolling interest in Jiehun China		119	119				(119)
Deconsolidation of Wanmen		(751)	(751)				751
Balance at Dec. 31, 2015	929,388	930,544	1,243,083	(357,394)	6,712	37,124	(1,156)	$ 714	$ 305
Balance (in shares) at Dec. 31, 2015								714,365,091	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	23,544	23,544	23,544
Other comprehensive income (loss)	(30,241)	(30,241)				(30,241)
Net income (loss)	(185,352)	(185,352)		(185,352)
Exercise of share option and restricted shares vesting	1,150	1,150	1,144					$ 6
Exercise of share option and restricted shares vesting (in shares)								5,286,327
Repurchase of ordinary shares (in shares)
Deconsolidation of Wanmen	(23)	(1,179)	(1,179)				1,156
Balance at Dec. 31, 2016	$ 738,466	$ 738,466	$ 1,266,592	$ (542,746)	$ 6,712	$ 6,883		$ 720	$ 305
Balance (in shares) at Dec. 31, 2016								719,651,418	305,388,450